General and administrative expenses	12 Months Ended
Dec. 31, 2014
General and administrative expenses [Abstract]
General and administrative expenses
12.	General and administrative expenses

	For the year ended
	Dec 31, 2014	Dec 31, 2013	Dec 31, 2012
Staff salaries	3,508,694	2,020,970	1,493,475
Share based compensation (non-cash)	1,383,121	571,321	11,250
Office administration	764,460	590,518	245,477
Bank charges and foreign exchange	104,250	61,295	48,942
Auditor’s remuneration	491,542	870,394	109,517
Other professional fees	1,062,303	589,720	535,857
Other administration costs	864,296	965,717	530,621
	8,178,666	5,669,935	2,975,139

Audit remuneration for the year arises solely on fees incurred for independent audit services.